Consolidated Statements of Changes in Equity - USD ($)	Share capital	Merger reserve	Other reserve	Foreign currency translation reserve	(Accumulated Deficit)/ Retained earnings	Equity attributable to owners of the parent	Non- controlling interests	Total
Balance beginning at Dec. 31, 2021		$ 2,336,848		$ (5,035)		$ 2,331,813	$ 124,774	$ 2,456,587
(Loss)/profit for the year					(783,037)	(773,037)	(20,943)	(803,980)
Other comprehensive income (loss)				46,459		46,459		46,459
Total comprehensive (loss)/income				41,424	(783,037)	(736,578)	(20,943)	(757,521)
Capital distribution			(88,744)			(88,744)		(88,744)
Issuance of new shares	1					1		1
Balance ending at Dec. 31, 2022	1	2,336,848	(88,744)	41,424	(783,037)	1,506,492	103,831	1,610,323
(Loss)/profit for the year					960,686	960,686	33,508	994,194
Other comprehensive income (loss)				26,610		26,610		26,610
Total comprehensive (loss)/income				26,610	960,686	987,296	33,508	1,020,804
Capital distribution			71,449			71,449		71,449
Balance ending at Dec. 31, 2023	1	2,336,848	(17,295)	68,034	177,649	2,565,237	137,339	2,702,576
(Loss)/profit for the year					(83,637,387)	(83,637,387)	14,290	(83,623,097)
Prior period adjustment					146,090	146,090		146,090
Share-based compensation			83,155,336			83,155,336		83,155,336
Other comprehensive income (loss)				(106,213)		(106,213)		(106,213)
Total comprehensive (loss)/income				(1,062,133)	(83,637,387)	(83,743,600)	14,290	(83,729,310)
Capital distribution			(14,703)			(14,703)		(14,703)
Issuance of new shares	208					208		208
Balance ending at Dec. 31, 2024	$ 209	$ 2,336,848	$ 83,123,338	$ (38,179)	$ (83,313,648)	$ 2,108,568	$ 151,629	$ 2,260,197